EMPLOYEE BENEFIT PLANS - Narrative (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2033	Apr. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, lump sum payment	$ 49,000,000
Defined benefit plan, purchase consideration	186,000,000
Defined benefit plan, plan assets, payment for settlement	$ 235,000,000
Rate of compensation increase to determine the net periodic benefit cost (in percent)				4.00%		4.00%
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Short-term investments, which approximates fair value		$ 96,000,000	$ 331,000,000
Pension expense (income)
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate used to determine net periodic benefit cost (in percent)		4.75%	5.00%	5.25%
Expected long-term rate of return on plan assets (in percent)		4.25%	7.25%	7.00%
Weighted average discount rates used to determine actuarial present value of the projected benefit obligation (in percent)			4.75%	5.00%
Defined benefit plan, plan assets, contributions by employer		$ 1,000,000	$ 3,000,000
Pension expense (income) | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, assumptions used calculating net periodic benefit cost, lumps sum (in percent)		0.0466
Weighted average discount rates used to determine actuarial present value of the projected benefit obligation (in percent)			4.66%
Pension expense (income) | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, assumptions used calculating net periodic benefit cost, lumps sum (in percent)				0.0557
Weighted average discount rates used to determine actuarial present value of the projected benefit obligation (in percent)			5.57%
Pension expense (income) | U.S. Employees
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contribution percentage, for new hires, minimum (in percent)		3.00%
Defined contribution plans, employer contribution percentage, for new hires, maximum (in percent)		8.00%
Defined contribution plan employer contribution percentage vested after three years (in percent)		100.00%
Defined contribution plan vesting period (in years)		3 years
Incurred expenses		$ 27,000,000	$ 26,000,000	$ 22,000,000
Pension expense (income) | U.S. Employees | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contribution plans, employer contribution percentage, maximum (in percent)		3.00%
Pension expense (income) | Non-U.S. Employees
Defined Benefit Plan Disclosure [Line Items]
Incurred expenses		$ 14,000,000	9,000,000	$ 6,000,000
Defined contribution plan employer contribution percentage for branch offices, minimum (in percent)		4.30%
Defined contribution plan employer contribution percentage for branch offices, maximum (in percent)		21.10%
Pension expense (income) | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets consist of shares in investment trusts, percentage (in percent)		100.00%
Pension expense (income) | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, contributions by employer		$ 0	$ 0
Post-Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate used to determine net periodic benefit cost (in percent)		5.64%	5.00%	5.25%
Weighted average discount rates used to determine actuarial present value of the projected benefit obligation (in percent)		5.53%	5.64%	5.00%
Defined benefit plan, plan assets, contributions by employer		$ 1,000,000	$ 1,000,000
Healthcare inflation rate (in percent)		7.50%
Post-Retirement Plan | Forecast
Defined Benefit Plan Disclosure [Line Items]
Healthcare inflation rate (in percent)					4.75%